Short-term loans	12 Months Ended
Dec. 31, 2020
Short-term loans
Short-term loans

19.  Short-term loans

	December 31,
	2020	2021
	US$	US$

Short-term loans	112,549	—

The Group entered into several agreements with banks, pursuant to which the Group borrowed loans with total principal amount of RMB693 million (equivalent to US$106 million) and US$6.3 million within a banking facility of RMB546 million (equivalent to US$84 million) and US$95 million in 2020, respectively. These loans were all with a maturity of less than one year and the annual interest rates ranged from 1.36% to 3.90%. Short-term deposits of RMB200 million (equivalent to US$31 million) were pledged as collateral for the banking facilities, which were classified as restricted short-term deposits.